Document And Entity Information	Aug. 26, 2025
Document Information [Line Items]
Entity, Registrant Name	VERU INC.
Document, Type	8-K
Document, Period End Date	Aug. 26, 2025
Entity, Incorporation, State or Country Code	WI
Entity, File Number	1-13602
Entity, Tax Identification Number	39-1144397
Entity, Address, Address Line One	2916 N. Miami Avenue
Entity, Address, Address Line Two	Suite 1000
Entity, Address, City or Town	Miami
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33127
City Area Code	305
Local Phone Number	509-6897
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	VERU
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000863894